Disaggregated Revenue - Summary of Disaggregated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 6,195	$ 4,478	$ 11,702	$ 9,296	$ 20,274	$ 11,798
On Demand
Disaggregation of Revenue [Line Items]
Revenue	5,147	3,270	9,822	6,827	15,950	6,445
Scheduled
Disaggregation of Revenue [Line Items]
Revenue	1,048	1,208	1,880	2,469	4,324	5,353
Southern Airways Corporation
Disaggregation of Revenue [Line Items]
Revenue	22,387	19,636	45,061	36,355	80,716	57,679
Revenue				36,357
Southern Airways Corporation | Passenger revenue
Disaggregation of Revenue [Line Items]
Revenue	9,027	9,811	18,770	17,590	38,959	25,738
Southern Airways Corporation | EAS and other subsidy revenue
Disaggregation of Revenue [Line Items]
Revenue	11,232	7,873	21,495	14,732	32,525	25,597
Southern Airways Corporation | Charter revenue
Disaggregation of Revenue [Line Items]
Revenue	1,171	885	2,717	2,034	5,043	3,101
Southern Airways Corporation | Other revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 957	$ 1,067	$ 2,079	$ 2,001	$ 4,189	$ 3,243